Income Taxes - Tax Effects of Temporary Differences That Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities:
Property, plant and equipment	$ 981	$ 1,139
Goodwill	25,149	22,655
Other intangible assets	9,397	11,801
Other	5,703	4,139
Total deferred tax liabilities recognized	41,230	39,734
Deferred tax assets:
Operating loss and tax credits carry-forwards	29,995	24,962
Property, plant and equipment	4,893	4,062
Accrued expenses and payments on account	24,599	24,433
Stock compensation	6,490	5,786
Deferred compensation	2,197	2,548
Deferred revenue	5,681	0
Other	2	740
Total deferred tax assets	73,857	62,531
Valuation allowance for deferred tax assets	(27,263)	(22,439)	$ (20,300)
Deferred tax assets recognized	46,594	40,092
Overall net deferred tax asset	$ 5,364	$ 358